Certain Balance Sheet Information (Property, Plant And Equipment) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2017
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 2,555.4	$ 3,747.7		$ 2,572.4
Less: accumulated depreciation and depletion	457.8	436.9		491.7
Property, plant and equipment, net	2,097.6	3,310.8		2,080.7
Depletion	0.7
Crestwood Equity Partners LP
Property, Plant and Equipment [Line Items]
Property, plant and equipment	2,555.4	3,747.7
Less: accumulated depreciation and depletion	457.8	436.9
Property, plant and equipment, net	2,097.6	3,310.8
Depreciation	154.8	195.1	$ 184.2
Interest Costs Capitalized	0.7	2.5	7.7
Crestwood Equity Partners LP | Gathering systems and pipelines and related assets
Property, Plant and Equipment [Line Items]
Property, plant and equipment	639.4	1,075.7
Crestwood Equity Partners LP | Facilities and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	1,328.3	1,505.9
Crestwood Equity Partners LP | Buildings, land, rights-of-way, storage rights and easements
Property, Plant and Equipment [Line Items]
Property, plant and equipment	315.4	833.4
Crestwood Equity Partners LP | Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment	45.7	46.3
Crestwood Equity Partners LP | Construction in process
Property, Plant and Equipment [Line Items]
Property, plant and equipment	85.9	114.5
Crestwood Equity Partners LP | Base gas
Property, Plant and Equipment [Line Items]
Property, plant and equipment	0.0	32.0
Crestwood Equity Partners LP | Salt deposits
Property, Plant and Equipment [Line Items]
Property, plant and equipment	120.5	120.5
Crestwood Equity Partners LP | Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment	20.2	19.4
Crestwood Midstream Partners LP
Property, Plant and Equipment [Line Items]
Property, plant and equipment	2,885.5	4,077.7		2,902.5
Less: accumulated depreciation and depletion	587.1	552.0		624.5
Property, plant and equipment, net	2,298.4	3,525.7		$ 2,278.0
Depreciation	168.9	186.7	170.9
Interest Costs Capitalized			$ 7.5
Crestwood Midstream Partners LP | Gathering systems and pipelines and related assets
Property, Plant and Equipment [Line Items]
Property, plant and equipment	782.3	1,218.5
Crestwood Midstream Partners LP | Facilities and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	1,513.4	1,691.0
Crestwood Midstream Partners LP | Buildings, land, rights-of-way, storage rights and easements
Property, Plant and Equipment [Line Items]
Property, plant and equipment	319.1	837.1
Crestwood Midstream Partners LP | Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment	44.0	44.6
Crestwood Midstream Partners LP | Construction in process
Property, Plant and Equipment [Line Items]
Property, plant and equipment	85.9	114.5
Crestwood Midstream Partners LP | Base gas
Property, Plant and Equipment [Line Items]
Property, plant and equipment	0.0	32.0
Crestwood Midstream Partners LP | Salt deposits
Property, Plant and Equipment [Line Items]
Property, plant and equipment	120.5	120.5
Crestwood Midstream Partners LP | Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 20.3	$ 19.5